GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
12.	GOODWILL

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	24,783	28,072
Goodwill acquired in acquisition of businesses	2,695	22,849
Exchange differences	594	1,140

Balance at end of the year	28,072	52,061

The Company performed its annual goodwill impairment test on the last day of each fiscal year, and did not incur any impairment loss on goodwill for the years ended December 31, 2009, 2010 and 2011.